UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 152,124	$ 199,521
Restricted cash	7,994	3,495
Investments in debt and equity securities	35,320	74,079
Due from related parties	13,138	22,399
Trade accounts receivable	6,001	4,583
Other receivables	22,071	20,132
Inventories	9,280	7,934
Prepaid expenses and accrued income	10,326	1,635
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	62,808	56,189
Financial instruments at fair value, current portion	0	520
Total current assets	319,062	390,487
Vessels and equipment, net	1,317,073	1,404,705
Vessels under finance lease, net	717,417	714,476
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	936,496	938,198
Investment in associated companies	34,642	42,161
Loans to related parties - associated companies, long-term	306,398	327,616
Financial instruments at fair value, long-term portion	0	3,479
Other long-term assets	80,024	64,248
Total assets	3,711,112	3,885,370
Current liabilities
Short-term debt and current portion of long-term debt	298,300	253,059
Finance lease liability, current portion	70,944	68,874
Due to related parties	950	3,980
Trade accounts payable	1,726	3,445
Financial instruments at fair value, current portion	563	6,067
Accrued expenses	16,008	17,132
Other current liabilities	12,549	13,279
Total current liabilities	401,040	365,836
Long-term liabilities
Long-term debt	1,292,759	1,355,029
Finance lease liability, long-term portion	1,002,558	1,037,553
Financial instruments at fair value, long-term portion	67,437	20,579
Deficit in associated companies	13,260	0
Other long-term liabilities	4	4
Total liabilities	2,777,058	2,779,001
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 200,000,000 shares authorized; 120,629,455 shares issued and outstanding at June 30, 2020). ($0.01 par value; 200,000,000 shares authorized; 119,391,310 shares issued and outstanding at December 31, 2019).	1,206	1,194
Additional paid-in capital	482,412	469,426
Contributed surplus	583,877	648,764
Accumulated other comprehensive loss	(25,647)	(13,015)
Accumulated deficit	(107,794)	0
Total stockholders' equity	934,054	1,106,369
Total liabilities and stockholders' equity	$ 3,711,112	$ 3,885,370